Earnings Per Share (Schedule of Computation of Basic and Diluted Earnings Per Share) (Details) € in Thousands		12 Months Ended
		Dec. 31, 2019 $ / shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 EUR (€) shares
Earnings per share [abstract]
Net income (loss) attributed to owners of the Company | €			€ 12,060		€ 1,057		€ (6,115)
Weighted average ordinary shares outstanding	[1]		11,064,847		10,675,508		10,675,757
Dilutive effect:
Stock options and warrants	[2]		5,589		3,349
Diluted weighted average ordinary shares Outstanding			11,070,436		10,678,857		10,675,757
Basic profit (loss) per share from continuing operations | $ / shares		$ 1.09		$ 0.10		$ (0.57)
Diluted profit (loss) per share from continuing operations | $ / shares		$ 1.09		$ 0.10		$ (0.57)
Amount of dilutive stock options and warrants | €							€ 3,198

[1]	Net of treasury shares.
[2]	An amount of 3,198 dilutive stock options and warrants were not included in diluted loss per share because they are anti-dilutive for the year ended December 2017.